Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	YCM CPA INC.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Anbio Biotechnology and subsidiaries (collectively, the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for the three years ended December 31, 2024, 2023 and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America.